Stock Based Compensation (Details) - Schedule of Breakdown of Stock Based Compensation by Categories - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 29, 2022	Jun. 30, 2023
Schedule of the Breakdown of Stock Based Compensation by Categories [Abstract]
Research and development	$ 453,968	$ 38,912	$ 12,971	$ 95,835	$ 155,646
General and administrative	740,685	63,487	$ 21,162		$ 253,949
Total stock based compensation	$ 1,194,653	$ 102,399